Income Tax - Narrative (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Federal corporate income tax rate (in percent)	18.21%	18.35%	(121.49%)
Tax at statutory federal income tax rate	21.00%	21.00%	21.00%